Inventories - Inventories at Lower of Cost or Market (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials, components and sub-assemblies	$ 160	$ 166
Work in process	125	121
Finished goods	74	71
Total	$ 359	$ 358